COMMITMENTS (DETAILS)	May. 19, 2015 USD ($)	Oct. 28, 2014	Aug. 31, 2014 USD ($)
COMMITMENTS DETAILS
Company entered into consulting services agreement individual will be paid			$ 50,000
The assets assigned to the Company had a fair value of			$ 0
OTC Media a service fee equal to		20.00%
Company entered into consulting agreement with VC Advisors in months	12
VC a service fee equal to per month, payable in cash	$ 15,000
Mitchell a service fee equal to	1,500
VC a service fee equal to per month, payable in cash per hour	$ 200